JPMorgan Small Cap Value Fund
Schedule of Portfolio Investments as of September 30, 2024
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan Small Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.7%
Aerospace & Defense — 0.2%
V2X, Inc. *	53	2,948
Air Freight & Logistics — 0.1%
Radiant Logistics, Inc. *	204	1,310
Automobile Components — 1.4%
Dana, Inc.	178	1,886
Goodyear Tire & Rubber Co. (The) *	186	1,647
Modine Manufacturing Co. *	73	9,671
Phinia, Inc.	118	5,423
		18,627
Banks — 18.3%
1st Source Corp.	16	966
Amalgamated Financial Corp.	146	4,581
Ameris Bancorp	147	9,189
Associated Banc-Corp.	53	1,150
Axos Financial, Inc. *	35	2,173
Banc of California, Inc.	486	7,162
Bancorp, Inc. (The) *	40	2,164
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	290	10,696
BankUnited, Inc.	91	3,319
Banner Corp.	101	6,038
Brookline Bancorp, Inc.	83	836
Business First Bancshares, Inc.	115	2,938
Byline Bancorp, Inc.	161	4,308
Capital City Bank Group, Inc.	22	779
Capitol Federal Financial, Inc.	213	1,246
Central Pacific Financial Corp.	66	1,945
CNB Financial Corp.	37	895
Community Trust Bancorp, Inc.	21	1,027
ConnectOne Bancorp, Inc.	262	6,561
CrossFirst Bankshares, Inc. *	41	676
Customers Bancorp, Inc. *	95	4,422
CVB Financial Corp.	62	1,095
Eastern Bankshares, Inc.	451	7,384
Enterprise Financial Services Corp.	160	8,215
Equity Bancshares, Inc., Class A	113	4,603
First BanCorp (Puerto Rico)	466	9,871
First Bancshares, Inc. (The)	136	4,377
First Commonwealth Financial Corp.	26	453
First Financial Corp.	67	2,944
First Interstate BancSystem, Inc., Class A	29	896
First Merchants Corp.	128	4,750
First Mid Bancshares, Inc.	18	709
Glacier Bancorp, Inc.	27	1,242
Hancock Whitney Corp.	69	3,504
Hanmi Financial Corp.	165	3,075
Heartland Financial USA, Inc.	23	1,329

JPMorgan Small Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Banks — continued
Heritage Commerce Corp.	539	5,320
Hilltop Holdings, Inc.	88	2,843
Home BancShares, Inc.	115	3,126
HomeTrust Bancshares, Inc.	36	1,226
Hope Bancorp, Inc.	161	2,024
Independent Bank Corp.	32	1,872
Mercantile Bank Corp.	15	637
Metropolitan Bank Holding Corp. *	1	57
Mid Penn Bancorp, Inc.	15	432
Midland States Bancorp, Inc.	24	539
MVB Financial Corp.	11	207
National Bank Holdings Corp., Class A	22	922
OceanFirst Financial Corp.	298	5,542
OFG Bancorp (Puerto Rico)	193	8,686
Old National Bancorp	596	11,115
Old Second Bancorp, Inc.	323	5,031
Orrstown Financial Services, Inc.	18	646
Pathward Financial, Inc.	107	7,089
Peapack-Gladstone Financial Corp.	43	1,186
Pinnacle Financial Partners, Inc.	39	3,845
Popular, Inc. (Puerto Rico)	69	6,923
Preferred Bank	39	3,111
Premier Financial Corp.	101	2,375
QCR Holdings, Inc.	92	6,822
Seacoast Banking Corp. of Florida	30	787
Sierra Bancorp	21	619
South Plains Financial, Inc.	40	1,352
Southern Missouri Bancorp, Inc.	1	52
Southside Bancshares, Inc.	68	2,263
SouthState Corp.	51	4,952
Texas Capital Bancshares, Inc. *	16	1,154
Towne Bank	67	2,213
TriCo Bancshares	66	2,828
UMB Financial Corp.	36	3,811
United Bankshares, Inc.	70	2,597
Unity Bancorp, Inc.	22	737
Veritex Holdings, Inc.	163	4,289
WesBanco, Inc.	36	1,064
Wintrust Financial Corp.	42	4,504
WSFS Financial Corp.	44	2,261
		244,577
Biotechnology — 3.8%
ACELYRIN, Inc. *	427	2,105
Akero Therapeutics, Inc. *	91	2,609
Aurinia Pharmaceuticals, Inc. (Canada) *	200	1,467
Avidity Biosciences, Inc. *	31	1,421
Beam Therapeutics, Inc. * (a)	151	3,711

JPMorgan Small Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Biotechnology — continued
Biohaven Ltd. *	5	244
Cytokinetics, Inc. *	63	3,301
Denali Therapeutics, Inc. *	49	1,435
Enanta Pharmaceuticals, Inc. *	96	990
Erasca, Inc. *	1,016	2,775
Intellia Therapeutics, Inc. *	98	2,011
Myriad Genetics, Inc. *	245	6,705
Prothena Corp. plc (Ireland) *	74	1,240
Relay Therapeutics, Inc. *	337	2,384
Syndax Pharmaceuticals, Inc. *	156	3,002
Travere Therapeutics, Inc. *	210	2,932
Veracyte, Inc. *	145	4,937
Verve Therapeutics, Inc. *	71	345
Vir Biotechnology, Inc. *	312	2,336
Viridian Therapeutics, Inc. *	185	4,208
Zentalis Pharmaceuticals, Inc. *	231	851
		51,009
Building Products — 2.0%
Gibraltar Industries, Inc. *	6	421
Griffon Corp.	131	9,155
Masterbrand, Inc. *	34	623
Quanex Building Products Corp.	48	1,347
Resideo Technologies, Inc. *	239	4,806
UFP Industries, Inc.	77	10,099
		26,451
Capital Markets — 0.9%
Open Lending Corp. *	240	1,473
Piper Sandler Cos.	3	757
StoneX Group, Inc. *	23	1,862
Victory Capital Holdings, Inc., Class A	53	2,926
Virtus Investment Partners, Inc.	20	4,315
		11,333
Chemicals — 1.3%
AdvanSix, Inc.	9	270
Avient Corp.	60	3,035
Ecovyst, Inc. *	49	336
HB Fuller Co.	73	5,768
Innospec, Inc.	36	4,091
Perimeter Solutions SA *	81	1,088
Tronox Holdings plc	155	2,264
		16,852
Commercial Services & Supplies — 1.1%
ABM Industries, Inc.	178	9,423
ACCO Brands Corp.	97	531
Ennis, Inc.	55	1,332

JPMorgan Small Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Commercial Services & Supplies — continued
GEO Group, Inc. (The) *	83	1,064
Healthcare Services Group, Inc. *	253	2,825
		15,175
Communications Equipment — 0.8%
Aviat Networks, Inc. *	129	2,786
Digi International, Inc. *	142	3,908
NETGEAR, Inc. *	197	3,956
		10,650
Construction & Engineering — 2.5%
API Group Corp. *	142	4,699
Arcosa, Inc.	91	8,649
Comfort Systems USA, Inc.	5	2,014
Fluor Corp. *	69	3,281
MYR Group, Inc. *	39	3,924
Primoris Services Corp.	74	4,303
Tutor Perini Corp. *	260	7,066
		33,936
Construction Materials — 0.3%
Summit Materials, Inc., Class A *	116	4,522
Consumer Finance — 0.8%
Enova International, Inc. *	102	8,501
LendingClub Corp. *	241	2,756
		11,257
Consumer Staples Distribution & Retail — 0.6%
Andersons, Inc. (The)	75	3,768
Sprouts Farmers Market, Inc. *	43	4,755
		8,523
Containers & Packaging — 0.2%
Greif, Inc., Class A	33	2,068
O-I Glass, Inc. *	86	1,125
		3,193
Diversified Consumer Services — 1.1%
Adtalem Global Education, Inc. *	103	7,825
Laureate Education, Inc., Class A	173	2,872
Perdoceo Education Corp.	88	1,959
Stride, Inc. *	20	1,687
		14,343
Diversified REITs — 1.6%
Alexander & Baldwin, Inc.	75	1,434
American Assets Trust, Inc.	74	1,991
Armada Hoffler Properties, Inc.	69	746
Broadstone Net Lease, Inc.	376	7,118

JPMorgan Small Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Diversified REITs — continued
Empire State Realty Trust, Inc., Class A	314	3,483
Essential Properties Realty Trust, Inc.	203	6,934
		21,706
Diversified Telecommunication Services — 1.1%
AST SpaceMobile, Inc. * (a)	66	1,718
ATN International, Inc.	14	446
Liberty Latin America Ltd., Class A (Puerto Rico) *	81	781
Liberty Latin America Ltd., Class C (Puerto Rico) *	823	7,814
Lumen Technologies, Inc. *	473	3,356
		14,115
Electric Utilities — 1.6%
IDACORP, Inc.	59	6,081
Portland General Electric Co.	197	9,434
TXNM Energy, Inc.	127	5,547
		21,062
Electrical Equipment — 0.3%
Sunrun, Inc. *	232	4,186
Electronic Equipment, Instruments & Components — 3.1%
Bel Fuse, Inc., Class A (a)	17	1,674
Benchmark Electronics, Inc.	126	5,588
Daktronics, Inc. *	310	4,001
Knowles Corp. *	648	11,689
OSI Systems, Inc. *	11	1,680
Sanmina Corp. *	77	5,251
ScanSource, Inc. *	83	3,979
TTM Technologies, Inc. *	143	2,612
Vishay Intertechnology, Inc.	126	2,382
Vishay Precision Group, Inc. *	86	2,244
		41,100
Energy Equipment & Services — 2.0%
Expro Group Holdings NV *	94	1,608
Helix Energy Solutions Group, Inc. *	67	747
Helmerich & Payne, Inc.	74	2,249
Liberty Energy, Inc.	368	7,016
Noble Corp. plc (a)	74	2,654
Patterson-UTI Energy, Inc.	567	4,340
Select Water Solutions, Inc.	382	4,256
Valaris Ltd. *	73	4,080
		26,950
Entertainment — 0.1%
Cinemark Holdings, Inc. *	24	654
Vivid Seats, Inc., Class A * (a)	286	1,058
		1,712

JPMorgan Small Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Financial Services — 5.1%
Cannae Holdings, Inc.	93	1,768
Enact Holdings, Inc.	172	6,266
Essent Group Ltd.	178	11,456
Jackson Financial, Inc., Class A	75	6,855
Marqeta, Inc., Class A *	506	2,492
Merchants Bancorp	63	2,848
Mr. Cooper Group, Inc. *	119	10,976
NMI Holdings, Inc., Class A *	150	6,174
Pagseguro Digital Ltd., Class A (Brazil) *	468	4,031
PennyMac Financial Services, Inc.	58	6,591
Radian Group, Inc.	210	7,275
Repay Holdings Corp. *	90	733
StoneCo Ltd., Class A (Brazil) *	106	1,188
		68,653
Food Products — 1.2%
Cal-Maine Foods, Inc.	45	3,380
Dole plc	473	7,703
Fresh Del Monte Produce, Inc.	79	2,339
John B Sanfilippo & Son, Inc.	10	917
Utz Brands, Inc.	83	1,475
		15,814
Gas Utilities — 1.6%
Chesapeake Utilities Corp.	24	2,981
New Jersey Resources Corp.	88	4,164
Northwest Natural Holding Co.	71	2,868
ONE Gas, Inc.	88	6,545
Southwest Gas Holdings, Inc.	32	2,355
Spire, Inc.	38	2,570
		21,483
Ground Transportation — 0.3%
ArcBest Corp.	36	3,908
Health Care Equipment & Supplies — 1.8%
Alphatec Holdings, Inc. *	325	1,804
Embecta Corp.	58	824
ICU Medical, Inc. *	50	9,151
Inari Medical, Inc. *	39	1,594
Inmode Ltd. *	277	4,697
Omnicell, Inc. *	112	4,869
OraSure Technologies, Inc. *	294	1,256
		24,195
Health Care Providers & Services — 1.3%
Addus HomeCare Corp. *	61	8,150

JPMorgan Small Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care Providers & Services — continued
Option Care Health, Inc. *	118	3,699
Pediatrix Medical Group, Inc. *	463	5,366
		17,215
Health Care REITs — 1.0%
American Healthcare REIT, Inc.	65	1,697
CareTrust REIT, Inc.	89	2,742
Community Healthcare Trust, Inc.	33	605
Sabra Health Care REIT, Inc.	425	7,907
		12,951
Health Care Technology — 0.5%
Evolent Health, Inc., Class A *	158	4,475
Health Catalyst, Inc. *	221	1,800
		6,275
Hotel & Resort REITs — 1.3%
Apple Hospitality REIT, Inc.	231	3,425
Chatham Lodging Trust	42	362
DiamondRock Hospitality Co.	281	2,449
RLJ Lodging Trust	294	2,697
Ryman Hospitality Properties, Inc.	47	5,039
Xenia Hotels & Resorts, Inc.	223	3,295
		17,267
Hotels, Restaurants & Leisure — 0.9%
El Pollo Loco Holdings, Inc. *	110	1,504
Life Time Group Holdings, Inc. *	125	3,050
Light & Wonder, Inc. *	13	1,228
Lindblad Expeditions Holdings, Inc. *	80	742
Six Flags Entertainment Corp.	8	333
Sweetgreen, Inc., Class A *	60	2,127
United Parks & Resorts, Inc. *	50	2,515
		11,499
Household Durables — 3.3%
Century Communities, Inc.	33	3,409
Champion Homes, Inc. *	14	1,361
Green Brick Partners, Inc. *	41	3,445
Helen of Troy Ltd. *	8	460
Hovnanian Enterprises, Inc., Class A *	5	1,078
KB Home	74	6,316
Landsea Homes Corp. *	28	342
M/I Homes, Inc. *	37	6,412
Meritage Homes Corp.	43	8,834
Taylor Morrison Home Corp. *	120	8,450
Tri Pointe Homes, Inc. *	93	4,200
		44,307

JPMorgan Small Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Household Products — 0.1%
Central Garden & Pet Co., Class A *	29	923
Independent Power and Renewable Electricity Producers — 0.3%
Clearway Energy, Inc.	87	2,464
Clearway Energy, Inc., Class C	70	2,151
		4,615
Industrial REITs — 1.4%
First Industrial Realty Trust, Inc.	26	1,419
Innovative Industrial Properties, Inc.	33	4,455
LXP Industrial Trust	790	7,941
Plymouth Industrial REIT, Inc.	157	3,550
Terreno Realty Corp.	22	1,486
		18,851
Insurance — 1.2%
CNO Financial Group, Inc.	207	7,273
Enstar Group Ltd. *	1	255
Genworth Financial, Inc., Class A *	229	1,572
Hamilton Insurance Group Ltd., Class B (Bermuda) *	131	2,529
Oscar Health, Inc., Class A *	69	1,457
RLI Corp.	13	2,011
Selective Insurance Group, Inc.	9	810
		15,907
Interactive Media & Services — 0.1%
QuinStreet, Inc. *	59	1,138
Shutterstock, Inc.	10	338
		1,476
IT Services — 0.6%
ASGN, Inc. *	48	4,446
Information Services Group, Inc.	81	266
Unisys Corp. *	611	3,473
		8,185
Leisure Products — 0.5%
Funko, Inc., Class A *	234	2,862
Peloton Interactive, Inc., Class A *	368	1,719
Solo Brands, Inc., Class A * (a)	719	1,014
Topgolf Callaway Brands Corp. *	77	846
		6,441
Life Sciences Tools & Services — 0.3%
Adaptive Biotechnologies Corp. *	417	2,136
Cytek Biosciences, Inc. *	267	1,481
		3,617
Machinery — 1.7%
Blue Bird Corp. *	53	2,528
Enpro, Inc.	10	1,658

JPMorgan Small Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Machinery — continued
Hillman Solutions Corp. *	338	3,572
Mueller Industries, Inc.	132	9,733
Terex Corp.	65	3,446
Titan International, Inc. *	173	1,406
		22,343
Marine Transportation — 0.8%
Costamare, Inc. (Monaco)	100	1,563
Matson, Inc.	61	8,727
Safe Bulkers, Inc. (Monaco)	174	903
		11,193
Media — 0.9%
AMC Networks, Inc., Class A *	105	917
EchoStar Corp., Class A *	49	1,216
Gray Television, Inc.	142	760
Integral Ad Science Holding Corp. *	91	983
John Wiley & Sons, Inc., Class A	101	4,875
Magnite, Inc. *	271	3,756
		12,507
Metals & Mining — 2.1%
Arch Resources, Inc.	21	2,911
Carpenter Technology Corp.	12	1,859
Coeur Mining, Inc. *	196	1,349
Commercial Metals Co.	185	10,202
Constellium SE *	88	1,426
Hecla Mining Co.	684	4,560
SunCoke Energy, Inc.	106	919
Warrior Met Coal, Inc.	71	4,564
		27,790
Mortgage Real Estate Investment Trusts (REITs) — 1.3%
Brightspire Capital, Inc.	367	2,056
Dynex Capital, Inc.	58	747
KKR Real Estate Finance Trust, Inc.	100	1,235
Ladder Capital Corp.	657	7,617
MFA Financial, Inc.	261	3,317
Redwood Trust, Inc.	118	910
TPG RE Finance Trust, Inc.	227	1,939
		17,821
Multi-Utilities — 1.2%
Avista Corp.	19	742
Black Hills Corp.	64	3,885
Northwestern Energy Group, Inc.	59	3,369
Unitil Corp.	126	7,657
		15,653

JPMorgan Small Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Office REITs — 1.8%
Brandywine Realty Trust	321	1,748
City Office REIT, Inc.	78	452
COPT Defense Properties	309	9,365
Equity Commonwealth *	98	1,959
Paramount Group, Inc.	187	918
Piedmont Office Realty Trust, Inc., Class A	332	3,356
SL Green Realty Corp. (a)	86	6,016
		23,814
Oil, Gas & Consumable Fuels — 4.4%
California Resources Corp.	13	664
Chord Energy Corp.	8	1,102
Civitas Resources, Inc.	52	2,621
CNX Resources Corp. *	37	1,206
CONSOL Energy, Inc.	17	1,791
CVR Energy, Inc. (a)	78	1,785
Delek US Holdings, Inc.	9	167
Gulfport Energy Corp. *	31	4,718
International Seaways, Inc.	86	4,450
Magnolia Oil & Gas Corp., Class A	25	617
Matador Resources Co.	102	5,059
Murphy Oil Corp.	173	5,842
Ovintiv, Inc.	71	2,722
Par Pacific Holdings, Inc. *	29	509
PBF Energy, Inc., Class A	74	2,276
Peabody Energy Corp.	117	3,106
Permian Resources Corp.	249	3,388
REX American Resources Corp. *	11	517
Scorpio Tankers, Inc. (Monaco)	21	1,517
SM Energy Co.	186	7,443
Teekay Tankers Ltd., Class A (Canada)	55	3,201
Uranium Energy Corp. *	233	1,444
World Kinect Corp.	103	3,175
		59,320
Passenger Airlines — 0.5%
Blade Air Mobility, Inc. *	111	327
JetBlue Airways Corp. *	73	476
SkyWest, Inc. *	70	5,967
		6,770
Personal Care Products — 0.7%
BellRing Brands, Inc. *	52	3,137
Edgewell Personal Care Co.	148	5,377
Honest Co., Inc. (The) *	133	476
		8,990
Pharmaceuticals — 1.2%
Amneal Pharmaceuticals, Inc. *	448	3,726

JPMorgan Small Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Pharmaceuticals — continued
ANI Pharmaceuticals, Inc. *	63	3,779
BioAge Labs, Inc. *	106	2,211
Pacira BioSciences, Inc. *	243	3,653
Prestige Consumer Healthcare, Inc. *	34	2,425
		15,794
Professional Services — 1.1%
Barrett Business Services, Inc.	159	5,979
Korn Ferry	93	6,979
NV5 Global, Inc. *	12	1,123
		14,081
Real Estate Management & Development — 0.9%
Anywhere Real Estate, Inc. *	318	1,616
Cushman & Wakefield plc *	348	4,738
DigitalBridge Group, Inc. (a)	108	1,533
Newmark Group, Inc., Class A	130	2,018
Opendoor Technologies, Inc. * (a)	977	1,954
		11,859
Residential REITs — 0.6%
Independence Realty Trust, Inc.	259	5,317
UMH Properties, Inc.	47	918
Veris Residential, Inc.	79	1,413
		7,648
Retail REITs — 2.9%
Agree Realty Corp.	54	4,071
InvenTrust Properties Corp.	109	3,083
Kimco Realty Corp.	51	1,186
Kite Realty Group Trust	302	8,034
Macerich Co. (The)	254	4,624
Phillips Edison & Co., Inc.	206	7,768
Retail Opportunity Investments Corp.	491	7,723
SITE Centers Corp.	34	2,065
		38,554
Semiconductors & Semiconductor Equipment — 0.2%
Ichor Holdings Ltd. *	70	2,220
Software — 1.7%
Adeia, Inc.	253	3,008
Aurora Innovation, Inc. *	92	543
Consensus Cloud Solutions, Inc. *	74	1,753
Hut 8 Corp. (Canada) * (a)	79	972
LiveRamp Holdings, Inc. *	179	4,424
ON24, Inc. *	282	1,726
OneSpan, Inc. *	169	2,817
Ooma, Inc. *	99	1,132
Riot Platforms, Inc. * (a)	235	1,746

JPMorgan Small Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Software — continued
Verint Systems, Inc. *	101	2,547
Xperi, Inc. *	200	1,845
		22,513
Specialized REITs — 0.7%
Outfront Media, Inc.	108	1,997
PotlatchDeltic Corp.	160	7,199
		9,196
Specialty Retail — 2.9%
Abercrombie & Fitch Co., Class A *	22	3,099
Academy Sports & Outdoors, Inc.	26	1,549
Asbury Automotive Group, Inc. *	35	8,416
Beyond, Inc. *	77	779
Caleres, Inc.	93	3,082
EVgo, Inc. * (a)	177	732
Foot Locker, Inc.	20	512
Genesco, Inc. *	47	1,273
Group 1 Automotive, Inc.	28	10,667
Haverty Furniture Cos., Inc.	15	403
Lands' End, Inc. *	68	1,173
National Vision Holdings, Inc. *	172	1,875
Petco Health & Wellness Co., Inc. *	311	1,415
Signet Jewelers Ltd.	27	2,755
Victoria's Secret & Co. *	20	517
		38,247
Technology Hardware, Storage & Peripherals — 0.0% ^
Turtle Beach Corp. *	39	595
Textiles, Apparel & Luxury Goods — 0.0% ^
G-III Apparel Group Ltd. *	21	629
Trading Companies & Distributors — 2.5%
Beacon Roofing Supply, Inc. *	23	1,953
BlueLinx Holdings, Inc. *	21	2,167
Boise Cascade Co.	43	6,109
DNOW, Inc. *	418	5,409
DXP Enterprises, Inc. *	39	2,074
GMS, Inc. *	17	1,535
Hudson Technologies, Inc. *	78	653
Rush Enterprises, Inc., Class A	175	9,257
WESCO International, Inc.	29	4,885
		34,042
Water Utilities — 0.3%
American States Water Co.	25	2,141
Consolidated Water Co. Ltd., Class D	73	1,836
		3,977

JPMorgan Small Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Wireless Telecommunication Services — 0.3%
Gogo, Inc. *	203	1,459
Spok Holdings, Inc.	59	881
Telephone and Data Systems, Inc.	46	1,080
		3,420
Total Common Stocks (Cost $1,043,449)		1,318,095
Short-Term Investments — 1.9%
Investment Companies — 1.2%
JPMorgan Prime Money Market Fund Class IM Shares, 4.97% (b) (c) (Cost $15,846)	15,844	15,854
Investment of Cash Collateral from Securities Loaned — 0.7%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.91% (b) (c) (Cost $9,860)	9,860	9,860
Total Short-Term Investments (Cost $25,706)		25,714
Total Investments — 100.6% (Cost $1,069,155)		1,343,809
Liabilities in Excess of Other Assets — (0.6)%		(7,880)
NET ASSETS — 100.0%		1,335,929

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2024. The total value of securities on loan at September 30, 2024 is $9,414.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of September 30, 2024.
Futures contracts outstanding as of September 30, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Russell 2000 E-Mini Index	137	12/20/2024	USD	15,409	296

Abbreviations
USD	United States Dollar

JPMorgan Small Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,343,809	$—	$—	$1,343,809
Appreciation in Other Financial Instruments
Futures Contracts (a)	$296	$—	$—	$296

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan Small Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2024	Shares at September 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.97% (a) (b)	$24,344	$99,269	$107,775	$10	$6	$15,854	15,844	$455	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.91% (a) (b)	26,589	39,537	56,269	1	2	9,860	9,860	196	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.22% (a) (b)	3,925	15,618	19,543	—	—	—	—	26	—
Total	$54,858	$154,424	$183,587	$11	$8	$25,714		$677	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2024.